Directors' and executive committee emoluments (Tables)	12 Months Ended
Mar. 31, 2018
Directors' and Executive Committee Emoluments [Abstract]
Directors' and executive committee emoluments

Group	Directors’ fees R’000	Salary and allowances R’000	Other benefits R’000	Retirement fund R’000	Performance bonuses(1) R’000	12 months R’000

2018
Non-executive directors
R Bruyns(2)	773	—	—	—	—	773
C Ewing(2),(3)	348	—	—	—	—	348
R Frew(2)	746	—	—	—	—	746
E Banda	486	—	—	—	—	486
A Welton	614	—	—	—	—	614
I Jacobs	386	—	—	—	—	386
F Roji-Maplanka(4)	292	—	—	—	—	292
	3,645	—	—	—	—	3,645
Value added tax(2)	266	—	—	—	—	266
Executive committee(5)
S Joselowitz(6)	—	6,841	—	—	6,737	13,578
C Tasker(6)	—	5,393	—	—	4,133	9,526
P Dell(7)	—	1,844	100	71	1,750	3,765
G Pretorius	—	2,573	268	433	3,299	6,573
C Lewis	—	2,570	122	130	2,603	5,425
	3,911	19,221	490	634	18,522	42,778

2017
Non-executive directors
R Bruyns	794	—	—	—	—	794
C Ewing(3)	570	—	—	—	—	570
R Frew(2)	566	—	—	—	—	566
E Banda	470	—	—	—	—	470
A Welton	650	—	—	—	—	650
M Lamberti(2), (8)	115	—	—	—	—	115
I Jacobs(9)	277	—	—	—	—	277
G Nakos(10)	—	—	—	—	—	—
	3,442	—	—	—	—	3,442
Value added tax(2)	95	—	—	—	—	95
Executive committee(5)
S Joselowitz(6)	—	7,219	—	—	3,404	10,623
M Pydigadu(11)	—	2,101	98	80	1,206	3,485
C Tasker(6)	—	3,612	178	256	1,511	5,557
B Horan(12)	—	1,215	63	47	1,456	2,781
P Dell(7)	—	275	14	11	—	300
G Pretorius	—	2,096	129	335	1,147	3,707
C Lewis	—	2,328	—	144	1,099	3,571
	3,537	18,846	482	873	9,823	33,561

Group	Directors’ fees R’000	Salary and allowances R’000	Other benefits R’000	Retirement fund R’000	Performance bonuses(1) R’000	12 months R’000
2016
Non-executive directors
R Bruyns	910	—	—	—	—	910
C Ewing(3)	538	—	—	—	—	538
R Frew(2)	387	—	—	—	—	387
E Banda	442	—	—	—	—	442
A Welton	604	—	—	—	—	604
M Lamberti(2), (8)	286	—	—	—	—	286
	3,167	—	—	—	—	3,167
Value added tax(2)	94	—	—	—	—	94

Executive committee(5)
S Joselowitz(6)	—	7,006	—	—	3,806	10,812
R Botha(13), (14)	—	390	1,979	15	728	3,112
M Pydigadu(11)	—	2,304	109	87	1,299	3,799
H Scott(13), (15)	—	586	100	—	1,054	1,740
C Tasker(6)	—	3,288	45	264	1,691	5,288
B Horan(12)	—	2,292	118	90	1,365	3,865
G Pretorius	—	1,906	118	308	1,120	3,452
C Lewis	—	2,026	52	180	1,446	3,704
	3,261	19,798	2,521	944	12,509	39,033

(1)	Performance bonuses are based on actual amounts paid during the fiscal year.

(2)	Value added tax (“VAT”) included as part of certain invoices received. Directors’ fees shown exclude VAT.

(3)	Resigned from the Board with effect from November 7, 2017.

(4)	Appointed to the Board with effect from October 3, 2017.

(5)	All prescribed officers of the Company are included as part of the executive committee.

(6)	Executive director as at March 31, 2018, March 31, 2017 and March 31, 2016.

(7)	Appointed as Group executive committee member from February 1, 2017 and to the Board with effect from February 9, 2017. Executive director as at March 31, 2018 and March 31, 2017.

(8)	Appointed to the Board with effect from November 19, 2014, resigned from the Board with effect from August 18, 2016.

(9)	Appointed to the Board with effect from June 1, 2016.

(10)	Appointed as alternate director to Mark Lamberti with effect from November 4, 2015. Subsequently resigned as alternate director to Mark Lamberti with effect from August 18, 2016.

(11)	Resigned from the Board with effect from February 9, 2017.

(12)	Resigned with effect from September 30, 2016.

(13)	Resigned from the Board with effect from August 9, 2013 but remained as Group executive committee member. Subsequently retired from the Group executive committee on May 31, 2015.

(14)
Other benefits paid to R Botha include notice pay, severance pay and gratuity payments made as compensation for loss of office. Refer to note 13 for further details of share options held and exercised by this retired executive.

(15)	Other benefits paid to H Scott comprise gratuity payments made upon retirement.

The remaining related party transactions are set out in note
Transactions with related parties and balances outstanding at year-end are as follows (excluding key management personnel emoluments):

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Sales of goods and services	—	22,263	78,564
– Imperial Group Limited*	—	22,263	78,564
Purchases of goods and services	8,277	11,206	35,595
– TPF Investments Proprietary Limited**	8,277	5,277	7,148
– Imperial Group Limited*	—	5,929	28,447
Corporate and social investment	—	—	257
– Heartbeat centre for community development***	—	—	257
Year-end balance of receivables (included in trade and other receivables – note 10)	—	—	11,144
– Imperial Group Limited*	—	—	11,144
Year-end balance of payables (included in trade and other payables – note 16)	—	—	3,209
– TPF Investments Proprietary Limited**	—	—	—
– Imperial Group Limited*	—	—	842
– C Tasker****	—	—	2,367

*	Related party until August 1, 2016. See “Fiscal 2017 specific share repurchase” in note 13 for additional information.

**	Previously known as Thynk Property Fund Proprietary Limited.
*** Related party transactions up to May 31, 2015, when R Botha retired from the Group executive committee, have been disclosed.
**** Cash held by MiX Telematics Limited to be paid to C Tasker, a participant of the TeliMatrix Group Executive Incentive
Scheme in respect of share options exercised.
The list of directors and executive committee members and their beneficial interests declared in the Company’s share capital at year-end held directly, indirectly and by associates were as follows:

	March 31, 2018			March 31, 2017
	Direct 000s	Indirect 000s	Associate 000s	Direct 000s	Indirect 000s	Associate 000s

Non-executive
R Bruyns	—	3,697	—	—	3,697	—
C Ewing(1)	—	—	—	—	—	—
R Frew	—	63,848	70,261	—	63,848	70,261
A Welton	—	—	235	—	—	235
E Banda	—	—	—	—	—	—
I Jacobs(2)	241	14,296	—	191	—	14,281
F Roji-Maplanka(3)	—	—	—	—	—	—

Executive
S Joselowitz	26,342	—	—	26,342	—	—
C Tasker	2,057	—	2,428	900	—	2,428
P Dell	1	—	—	1	—	—
G Pretorius	338	—	—	35	—	—
C Lewis	1,525	—	—	1,525	—	—
	30,504	81,841	72,924	28,994	67,545	87,205

(1)	Resigned from the Board with effect from November 7, 2017.

(2)	Appointed to the Board with effect from June 1, 2016.

(3)	Appointed to the Board with effect from October 3, 2017.

During the year under review, the following were disclosed as contractual arrangements that existed between the Group and parties outside of the Group, in which certain of the directors and executive committee members had interests:

Name of director	Related party	Nature of relationship with the Group

R Bruyns	Insight Consultancy Close Corporation	Provides directors’ services
R Frew	TPF Investments Proprietary Limited	Lease agreement: Midrand office
R Frew	Masalini Capital Proprietary Limited	Provides directors’ services